Post-retirement and other defined benefit schemes - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-retirement benefits
Retirement age used in life expectancy assumption	65 years
Long-term improvement rate of Mortality Projections Model			1.00%
Pension schemes
Post-retirement benefits
Percentage of members assumed to transfer out	30.00%	30.00%
Pension schemes | UK defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	3.30%	2.90%
Rate of increase in pensions in payment (as a percent)	3.10%	2.80%
Discount rate - defined benefit obligation (as a percent)	1.90%	1.40%
Discount rate - interest cost	1.90%	1.10%
Discount rate - service cost	1.90%	1.40%
Weighted average duration of the post-retirement scheme obligations	16 years
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	22 years 6 months	22 years 4 months 24 days
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	23 years 8 months 12 days	23 years 8 months 12 days
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	23 years 10 months 24 days	23 years 10 months 24 days
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	25 years 2 months 12 days	25 years 1 month 6 days
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	2.20%	1.60%
Rate of increase in salaries (as a percent)	3.70%	3.10%
Rate of increase in pensions in payment (as a percent)	2.20%	1.60%
Discount rate - defined benefit obligation (as a percent)	1.20%	0.70%
Discount rate - interest cost	1.00%	0.50%
Discount rate - service cost	1.40%	0.80%
Weighted average duration of the post-retirement scheme obligations	17 years
Pension schemes | Rest of Group defined benefit plans | US
Post-retirement benefits
Discount rate - defined benefit obligation (as a percent)	2.80%	2.50%
Discount rate - interest cost	2.20%	1.80%
Discount rate - service cost		1.70%
Weighted average duration of the post-retirement scheme obligations	11 years
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	21 years 10 months 24 days	21 years 9 months 18 days
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	23 years 2 months 12 days	24 years 6 months
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	23 years 3 months 18 days	23 years 2 months 12 days
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	24 years 10 months 24 days	26 years 1 month 6 days
Pension schemes | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Inflation assumption (as a percent)	2.30%	1.50%
Rate of increase in salaries (as a percent)	3.80%	3.00%
Rate of increase in pensions in payment (as a percent)	2.30%	1.50%
Discount rate - defined benefit obligation (as a percent)	1.80%	1.20%
Discount rate - interest cost	1.60%	1.00%
Discount rate - service cost	1.90%	1.20%
Weighted average duration of the post-retirement scheme obligations	19 years
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	21 years 10 months 24 days	21 years 10 months 24 days
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	23 years 7 months 6 days	23 years 7 months 6 days
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	24 years 6 months	24 years 6 months
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	25 years 7 months 6 days	25 years 7 months 6 days